Prepaid Financing Costs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Prepaid Financing Costs (Textual)
Prepaid financing costs	$ 1,080,924		$ 1,287,109	$ 457,886
Amortization of prepaid financing cost	$ 206,185	$ 58,079	$ 514,207